Pension Plans and Other Postretirement Benefits - Fair Value Allocation of Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 624	$ 613	$ 635
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44	129
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	580	484
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and money market funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	10
Cash and money market funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	10
Cash and money market funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and money market funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	583	488
Fixed income funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4
Fixed income funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	580	484
Fixed income funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33	115
Equity mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33	115
Equity mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0